Note 8 - Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 8 - Premises and Equipment (Details) [Line Items]
Depreciation	$ 167,000	$ 142,000
Office, Facilities and Equipment [Member]
Note 8 - Premises and Equipment (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 119,000	$ 119,000